                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      The Dow Chemical Company
Address:   2030 Dow Center
           Midland, MI 48764

Form 13F File Number: 28-00590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Ronald C. Edmonds
Title: Vice President & Controller
Phone: 989-636-5018

SIGNATURE, PLACE, AND DATE OF SIGNING:

  /s/ RONALD C. EDMONDS
--------------------------  ------------------------  ------------------------
    Ronald C. Edmonds             Midland, MI             February 8, 2013

REPORT TYPE (CHECK ONE ONLY):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

              Number of Other Included Managers:                0
              Form 13F Information Table Entry Total:          71
              Form 13F Information Table Value Total:  $1,164,654
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F
No. File Number        Name

                                   FORM 13F
              Name of Reporting Manager: The Dow Chemical Company

                                                                                  ITEM 6:                        ITEM 8:
                                                                                INVESTMENT                       VOTING
ITEM 1:               ITEM 2:      ITEM 3:   ITEM 4:         ITEM 5:            DISCRETION       ITEM 7:        AUTHORITY
-------            ------------- ----------- --------- ------------------- --------------------- -------- ---------------------
                                               FAIR
                       TITLE                  MARKET                               (B)     (C)
                        OF          CUSIP    VALUE IN            SH/ CALL/ (A)  SHARED AS SHARED            (A)      (B)   (C)
NAME OF ISSUER         CLASS       NUMBER    (000'S)    SHARES   PRN  PUT  SOLE  DEFINED  -OTHER MANAGERS   SOLE    SHARED NONE
--------------     ------------- ----------- --------- --------- --- ----- ---- --------- ------ -------- --------- ------ ----
ABBOTT LABS        COM           002824 10 0     4,028    61,500 SH        Sole                              61,500
ABERCROMBIE &
  FITCH CO         CL A          002896 20 7     6,057   126,266 SH        Sole                             126,266
ACME PACKET INC    COM           004764 10 6       885    40,000 SH        Sole                              40,000
AETNA INC NEW      COM           00817Y 10 8     3,005    64,900 SH        Sole                              64,900
ALLEGHENY
  TECHNOLOGIES
  INC              COM           01741R 10 2     1,518    50,000 SH        Sole                              50,000
ALLEGHENY
  TECHNOLOGIES
  INC              CALL          017175 90 0        13    10,000 SH  Call  Sole                              10,000
AMAZON COM INC     COM           023135 10 6       377     1,500 SH        Sole                               1,500
AMGEN INC          COM           031162 10 0     1,839    21,300 SH        Sole                              21,300
AMICUS
  THERAPEUTICS
  INC              COM           03152W 10 9        59    22,162 SH        Sole                              22,162
APPLE INC          COM           037833 10 0     3,358     6,300 SH        Sole                               6,300
ARCHER DANIELS
  MIDLAND CO       COM           039483 10 2     2,684    98,000 SH        Sole                              98,000
AT&T INC           COM           00206R 10 2     3,540   105,000 SH        Sole                             105,000
BAKER HUGHES
  INC              COM           057224 10 7     3,880    95,000 SH        Sole                              95,000
BANK OF AMERICA
  CORPORATION      COM           060505 10 4     1,044    90,000 SH        Sole                              90,000
BAXTER INTL INC    COM           071813 10 9     3,333    50,000 SH        Sole                              50,000
BOSTON
  SCIENTIFIC CORP  COM           101137 10 7     2,091   365,000 SH        Sole                             365,000
BOSTON
  SCIENTIFIC CORP  CALL          101137 90 7        36    50,000 SH  Call  Sole                              50,000
BROADCOM CORP      CL A          111320 10 7       711    21,400 SH        Sole                              21,400
CISCO SYS INC      COM           17275R 10 2     7,842   399,100 SH        Sole                             399,100
CISCO SYS INC      CALL          17275R 90 2         5    20,000 SH  Call  Sole                              20,000
CITIGROUP INC      COM NEW       172967 42 4     2,730    69,000 SH        Sole                              69,000
CORNING INC        COM           219350 10 5     5,672   449,480 SH        Sole                             449,480
ENTROPIC
  COMMUNICATIONS
  INC              COM           29384R 10 5     1,621   306,444 SH        Sole                             306,444
FACEBOOK INC       CL A          30303M 10 2     5,215   195,846 SH        Sole                             195,846
GENERAL MTRS CO    COM           37045V 10 0     7,842   272,000 SH        Sole                             272,000
GILEAD SCIENCES
  INC              COM           375558 10 3     1,219    16,600 SH        Sole                              16,600
GOLDMAN SACHS
  GROUP INC        COM           38141G 10 4     1,148     9,000 SH        Sole                               9,000
GOODYEAR TIRE &
  RUBR CO          COM           382550 10 1     1,381   100,000 SH        Sole                             100,000
GREEN MTN
  COFFEE
  ROASTERS IN      COM           393122 10 6     4,657   112,600 SH        Sole                             112,600
HALLIBURTON CO     COM           406216 10 1     3,226    93,000 SH        Sole                              93,000
HARTFORD FINL
  SVCS GROUP INC   CALL          416515 90 4        49    30,000 SH  Call  Sole                              30,000
HARTFORD FINL
  SVCS GROUP INC   COM           416515 10 4     1,346    60,000 SH        Sole                              60,000
HOME INNS &
  HOTELS MGMT
  INC              SPON ADR      43713W 10 7       497    17,200 SH        Sole                              17,200
INSULET CORP       COM           45784P 10 1       432    20,375 SH        Sole                              20,375
ISHARES INC        MSCI JAPAN    464286 84 8    26,130 2,680,000 SH        Sole                           2,680,000
ISHARES TR         CORE S&P500
                   ETF           464287 20 0    60,296   421,412 SH        Sole                             421,412
ISHARES TR         MSCI EMERG
                   MKT           464287 23 4   324,177 7,309,518 SH        Sole                           7,309,518
ISHARES TR         S&P 100 IDX
                   FD            464287 10 1    16,383   253,300 SH        Sole                             253,300
JOHNSON CTLS INC   COM           478366 10 7     5,142   167,500 SH        Sole                             167,500
JOY GLOBAL INC     COM           481165 10 8     4,363    68,400 SH        Sole                              68,400
JUNIPER
  NETWORKS INC     COM           48203R 10 4     7,986   406,000 SH        Sole                             406,000
KRAFT FOODS
  GROUP INC        COM           50076Q 10 6     1,546    34,000 SH        Sole                              34,000
MCDONALDS CORP     COM           580135 10 1       882    10,000 SH        Sole                              10,000
MICROSOFT CORP     COM           594918 10 4     2,005    75,000 SH        Sole                              75,000
MICROSOFT CORP     CALL          594918 90 4        20    20,000 SH  Call  Sole                              20,000
MOLSON COORS
  BREWING CO       CL B          60871R 20 9     1,412    33,000 SH        Sole                              33,000
MONDELEZ INTL
  INC              CL A          609207 10 5     3,617   142,000 SH        Sole                             142,000
MOSAIC CO NEW      COM           61945C 10 3     2,463    43,500 SH        Sole                              43,500
NABORS
  INDUSTRIES LTD   SHS           G6359F 10 3     2,196   152,000 SH        Sole                             152,000
NETAPP INC         COM           64110D 10 4     3,402   101,400 SH        Sole                             101,400
NVIDIA CORP        COM           67066G 10 4       123    10,000 SH        Sole                              10,000
NYSE EURONEXT      COM           629491 10 1     1,390    44,063 SH        Sole                              44,063
PETROLEO
  BRASILEIRO SA    SPONSORED
  PETRO            ADR           71654V 40 8     3,660   188,000 SH        Sole                             188,000
PROCTER &
  GAMBLE CO        COM           742718 10 9     7,637   112,490 SH        Sole                             112,490
SELECT SECTOR      SBI
  SPDR TR          HEALTHCARE    81369Y 20 9     1,071    26,821 SH        Sole                              26,821
SELECT SECTOR      SBI CONS
  SPDR TR          DISCR         81369Y 40 7    24,799   522,852 SH        Sole                             522,852
SELECT SECTOR      SBI CONS
  SPDR TR          STPLS         81369Y 30 8    15,405   442,294 SH        Sole                             442,294
SELECT SECTOR      SBI INT-
  SPDR TR          ENERGY        81369Y 50 6     4,212    58,963 SH        Sole                              58,963
SELECT SECTOR
  SPDR TR          SBI INT-FINL  81369Y 60 5    33,817 2,062,003 SH        Sole                           2,062,003
SELECT SECTOR
  SPDR TR          TECHNOLOGY    81369Y 80 3     5,211   180,000 SH        Sole                             180,000
SELECT SECTOR
  SPDR TR          SBI INT-UTILS 81369Y 88 6    16,730   478,696 SH        Sole                             478,696
SELECT SECTOR
  SPDR TR          SBI INT-INDS  81369Y 70 4    24,563   648,107 SH        Sole                             648,107
SPDR DOW JONES
  INDL AVRG ETF    UT SER 1      78467X 10 9    22,390   171,050 SH        Sole                             171,050
SPDR S&P 500 ETF
  TR               TR UNIT       78462F 10 3   411,769 2,889,201 SH        Sole                           2,889,201
SPLUNK INC         COM           848637 10 4     2,264    78,000 SH        Sole                              78,000
SYMANTEC CORP      COM           871503 10 8       530    28,200 SH        Sole                              28,200
UNITED STATES
  STL CORP NEW     COM           912909 10 8       358    15,000 SH        Sole                              15,000
VALERO ENERGY
  CORP NEW         COM           91913Y 10 0     3,071    90,000 SH        Sole                              90,000
VANGUARD INDEX     LARGE CAP
  FDS              ETF           922908 63 7    11,077   170,000 SH        Sole                             170,000
VANGUARD INTL      MSCI EMR
  EQUITY INDEX F   MKT ETF       922042 85 8    28,990   651,022 SH        Sole                             651,022
WEATHERFORD
  INTERNATIONAL
  LT               REG SHS       H27013 10 3       224    20,000 SH        Sole                              20,000

   GRAND TOTAL                               1,164,654